UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ   07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2004

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC.  September 30, 2004

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
LONG-TERM INVESTMENTS 94.68%

ASSET-BACKED SECURITY 0.11%

Airlines 0.11%
Continental Airlines Series 1997-1 Class B
(cost $10,083,898)	7.461%	4/1/2013	$12,139	$9,587,350

			Shares
			(000)
COMMON STOCKS 6.02%

Aerospace/Defense 0.18%
Raytheon Co.^			400	15,192,000

Agriculture 0.12%
Archer-Daniels-Midland Co.^			600	10,188,000

Banking 0.27%
Wachovia Corp.^			500	23,475,000

Beverage 0.25%
PepsiCo, Inc.^			450	21,892,500

Chemicals 0.55%
E.I. du Pont de Nemours & Co.			500	21,400,000
Praxair, Inc.^			500	21,370,000
Texas Petrochemical, Inc.*^			444	4,272,595
Total				47,042,595

Diversified Capital Goods 0.28%
3M Co.^			300	23,991,000

Electric - Integrated 0.23%
Northeast Utilities^			1,000	19,390,000

Electronics 0.50%
Emerson Electric Co.^			400	24,756,000
Hubbell, Inc.^			350	15,690,500
Mentor Graphics Corp.*^			250	2,741,250
Total				43,187,750

Energy - Exploration & Production 0.61%
Devon Energy Corp.^			339	24,071,254
Exxon Mobil Corp.^			350	16,915,500

See Notes to Schedule of Investments.

Investments	Shares	Value
	(000)
Kerr-McGee Corp.^	200	$11,450,000
Total		52,436,754

Food - Wholesale 0.38%
Conagra Foods, Inc.^	200	5,142,000
Kellogg Co.^	650	27,729,000
Total		32,871,000

Forestry/Paper 0.18%
International Paper Co.^	375	15,153,750

Integrated Energy 0.31%
ChevronTexaco Corp.^	500	26,820,000

Investments & Misc Financial Services 0.04%
First American Corp.^	108	3,321,902

Media - Broadcast 0.09%
Clear Channel Communications Inc.^	250	7,792,500

Metals/Mining Excluding Steel 0.23%
Alcoa, Inc.^	400	13,436,000
Placer Dome, Inc.(a)^	300	5,964,000
Total		19,400,000

Multi-Line Insurance 0.28%
MetLife, Inc.^	450	17,392,500
Safeco Corp.	150	6,847,500
Total		24,240,000

Non-Electric Utilities 0.13%
National Fuel Gas Co.^	300	8,499,000
Semco Energy, Inc.^	489	2,683,408
Total		11,182,408

Pharmaceuticals 0.46%
Amgen, Inc.*^	200	11,336,000
Merck & Co., Inc.	350	11,550,000
Mylan Laboratories, Inc.	400	7,200,000
Pfizer, Inc.	300	9,180,000
Total		39,266,000

See Notes to Schedule of Investments.

Investments			Shares	Value
			(000)
Printing & Publishing 0.10%
Tribune Co.^			200	$8,230,000

Railroads 0.21%
Union Pacific Corp.^			300	17,580,000

Real Estate Investment Trusts 0.07%
Healthcare Realty Trust, Inc.^			150	5,856,000

Software/Services 0.27%
BEA Systems, Inc.*^			525	3,627,750
EMC Corp.*^			525	6,058,500
Sungard Data Systems, Inc.*^			550	13,073,500
Total				22,759,750

Support - Services 0.08%
Manpower, Inc.^			150	6,673,500

Telecom - Integrated/Services 0.16%
Verizon Communications, Inc.^			350	13,783,000

Telecom - Wireless 0.04%
Airgate PCS, Inc.*^			116	2,266,642
Nextel Communications, Inc.*			40	960,275
Total				3,226,917
Total Common Stocks (cost $461,580,191)				514,952,326

	Interest Rate	Maturity Date	Principal Amount
			(000)
CONVERTIBLE BONDS 9.75%

Aerospace/Defense 0.81%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$15,000	15,412,500
EDO Corp.	5.25%	4/15/2007	15,000	16,012,500
L-3 Communications Holdings, Inc.^	4.40%#	9/15/2011	22,000	27,582,500
Lockheed Martin Corp.	1.461%#	8/15/2033	10,000	10,342,600
Total				69,350,100

Chemicals 0.03%
Texas Petrochemical Corp.	7.25%	4/30/2009	1,866	2,192,550

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Computer Hardware 0.65%
ASML Holding N.V.(a)	5.75%	10/15/2006	$15,000	$16,477,500
Corning, Inc.	3.50%	11/1/2008	20,770	24,508,600
Maxtor Corp.	6.80%	4/30/2010	6,000	6,082,500
Solectron Corp.+	0.50%	2/15/2034	10,000	8,387,500
Total				55,456,100

Diversified Capital Goods 0.33%
Tyco Int’l. Group(a)	2.75%	1/15/2018	20,000	28,125,000

Electronics 0.90%
Artesyn Technologies, Inc.	5.50%	8/15/2010	4,000	6,310,000
Flir Systems, Inc.	3.00%	6/1/2023	8,000	12,350,000
RF Micro Devices, Inc.	1.50%	7/1/2010	22,500	24,665,625
STMicroelectronics N.V. (a)	Zero Coupon	7/5/2013	20,000	19,058,420
Teradyne, Inc.	3.75%	10/15/2006	15,000	15,018,750
Total				77,402,795

Energy - Exploration & Production 0.13%
Kerr-McGee Corp.	5.25%	2/15/2010	10,000	10,737,500

Food - Wholesale 0.28%
Nestle Holdings, Inc.	3.00%	5/9/2005	23,000	24,200,025

Gaming 0.19%
International Game Technology	Zero Coupon	1/29/2033	20,000	15,900,000

Health Services 1.38%
Advanced Medical Optics, Inc.+	2.50%	7/15/2024	10,000	11,000,000
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	12,500	17,875,000
Fisher Scientific Int’l., Inc.	3.25%	3/1/2024	15,000	16,181,250
Invitrogen Corp.	1.50%	2/15/2024	25,000	22,218,750
LifePoint Hospitals, Inc.	4.50%	6/1/2009	27,810	27,670,950
Universal Health Services, Inc.	0.426%	6/23/2020	40,000	23,400,000
Total				118,345,950

Household & Leisure Products 0.24%
Costco Cos., Inc.	Zero Coupon	8/19/2017	22,000	20,900,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Investments & Misc Financial Services 0.32%
Lehman Brothers Holdings Inc.	0.25%	7/7/2011	$10,000	$9,754,000
Lehman Brothers Holdings Inc.	0.25%	6/24/2008	18,000	17,822,700
Total				27,576,700

Media - Broadcast 0.07%
Sinclair Broadcast Group, Inc.	4.875%#	7/15/2018	6,500	5,923,125

Media - Diversified 0.88%
Liberty Media Corp. Class A	3.25%	3/15/2031	28,000	25,515,000
Mediacom Communications Corp.	5.25%	7/1/2006	8,600	8,406,500
Walt Disney Co. (The)	2.125%	4/15/2023	40,000	41,250,000
Total				75,171,500

Media - Services 0.38%
Lamar Advertising Co.	2.875%	12/31/2010	30,000	32,700,000

Oil Field Equipment & Services 0.32%
Schlumberger Ltd.(a)	1.50%	6/1/2023	25,000	27,500,000

Pharmaceuticals 1.34%
Amylin Pharmaceuticals, Inc.	2.50%	4/15/2011	15,000	14,400,000
Cephalon, Inc.	2.50%	12/15/2006	15,000	14,662,500
Gilead Sciences, Inc.	2.00%	12/15/2007	10,000	16,212,500
Teva Pharmaceutical Finance II, LLC	0.50%	2/1/2024	15,500	14,976,875
Teva Pharmaceutical Finance B.V.(a)	0.375%	11/15/2022	22,350	28,915,312
Watson Pharmaceutical, Inc.	1.75%	3/15/2023	25,000	24,937,500
Total				114,104,687

Software/Services 1.12%
DST Systems, Inc.	4.125%	8/15/2023	25,000	30,156,250
EMC Corp.	4.50%	4/1/2007	20,000	21,725,000
Manugistics Group, Inc.	5.00%	11/1/2007	25,000	22,250,000
Mentor Graphics Corp.	6.875%	6/15/2007	21,000	21,787,500
Total				95,918,750

Telecom - Wireless 0.12%
Nextel Communications, Inc.	5.25%	1/15/2010	10,000	10,012,500

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Telecommunications Equipment 0.26%
LSI Logic Corp.	4.00%	5/15/2010	$25,000	$22,468,750
Total Convertible Bonds (cost $814,497,129)				833,986,032

			Shares
			(000)
CONVERTIBLE PREFERRED STOCKS 3.12%

Automotive 0.11%
Ford Motor Co. Capital Trust II^	6.50%		175	9,149,000

Beverage 0.06%
Constellation Brands, Inc.^	5.75%		160	5,240,000

Electric - Distribution/Transmission 0.39%
FPL Group, Inc.^	8.00%		600	33,582,000

Electric - Integrated 0.32%
Dominion Resources, Inc.^	9.50%		500	27,275,000

Food & Drug Retailers 0.20%
Albertson’s, Inc.	7.25%		650	16,835,000

Forestry/Paper 0.23%
Temple-Inland, Inc.^	7.50%		350	19,803,000

Health Services 0.47%
Anthem, Inc.^	6.00%		100	10,010,000
Baxter Int’l., Inc.^	7.00%		350	18,812,500
Omnicare, Inc.^	4.00%		250	11,875,000
Total				40,697,500

Household & Leisure Products 0.04%
Six Flags, Inc.^	7.25%		151	3,110,600

Integrated Energy 0.14%
Williams Cos., Inc. (The)^	5.50%		175	12,425,000

Media - Broadcast 0.16%
Sinclair Broadcast Group, Inc.^	6.00%		340	13,678,200

Multi-Line Insurance 0.47%
Prudential Financial, Inc.	6.75%		500	34,910,000
XL Capital Ltd.(a)	6.50%		200	4,942,000
Total				39,852,000

See Notes to Schedule of Investments.

Investments	Interest Rate		Shares	Value
			(000)
Pharmaceuticals 0.29%
Schering-Plough Corp.	6.00%		470	$24,886,500

Printing & Publishing 0.18%
Interpublic Group of Cos., Inc.^	5.375%		375	15,573,750

Telecommunications Equipment 0.06%
Motorola, Inc.^	7.00%		100	5,008,000
Total Convertible Preferred Stocks (cost $260,182,357)				267,115,550

		Maturity Date	Principal Amount
			(000)
GOVERNMENT SPONSORED ENTERPRISES BOND 0.97%

Federal Home Loan Mortgage Corp. (cost $81,040,085)	7.00%	7/15/2005	$80,000	82,955,280

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.04%

Federal National Mortgage Assoc.	5.50%	7/1/2033	66,776	67,827,078
Federal National Mortgage Assoc.	5.50%	10/1/2033	21,237	21,571,745
Federal National Mortgage Assoc.	6.00%	9/1/2032	6,983	7,238,329
Federal National Mortgage Assoc.	6.00%	5/1/2033	7,157	7,418,150
Federal National Mortgage Assoc.	6.00%	10/1/2033	11,948	12,383,300
Federal National Mortgage Assoc.	6.00%	1/1/2034	12,155	12,598,559
Federal National Mortgage Assoc.	7.00%	1/1/2031	1,342	1,424,751
Federal National Mortgage Assoc.	7.00%	9/1/2031	4,441	4,713,352
Federal National Mortgage Assoc.	7.00%	9/1/2031	1,310	1,390,194
Federal National Mortgage Assoc.	7.00%	10/1/2031	3,732	3,960,991
Federal National Mortgage Assoc.	7.00%	3/1/2032	9,511	10,092,494
Federal National Mortgage Assoc.	7.00%	5/1/2032	4,474	4,747,037
Federal National Mortgage Assoc.	7.50%	6/1/2030	2,478	2,656,621
Federal National Mortgage Assoc.	7.50%	11/1/2031	1,601	1,716,292
Federal National Mortgage Assoc.	8.00%	3/1/2030	4	4,261
Federal National Mortgage Assoc.	8.00%	4/1/2030	4,833	5,265,073
Federal National Mortgage Assoc.	7.00%	9/1/2029	810	860,262
Federal National Mortgage Assoc.	8.00%	2/1/2030	3,340	3,638,610
Government National Mortgage Assoc.	8.00%	3/15/2032	4,344	4,743,844

Total Government Sponsored Enterprises Pass-Throughs (cost $171,746,305)				174,250,943

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
HIGH YIELD CORPORATE NOTES & BONDS 72.18%

Aerospace/Defense 1.26%
Alliant Techsystems, Inc.^	8.50%	5/15/2011	$15,000	$16,425,000
Armor Holdings, Inc.	8.25%	8/15/2013	10,000	11,075,000
DRS Technologies, Inc.^	6.875%	11/1/2013	22,000	22,990,000
Esterline Technologies Corp.	7.75%	6/15/2013	16,000	17,200,000
L-3 Communications Holdings Corp.^	6.125%	1/15/2014	7,500	7,537,500
L-3 Communications Holdings Corp.^	7.625%	6/15/2012	12,500	13,812,500
Titan Corp.	8.00%	5/15/2011	17,700	18,496,500
Total				107,536,500

Apparel/Textiles 0.45%
INVISTA+(a)	9.25%	5/1/2012	20,000	21,450,000
Oxford Industries, Inc.	8.875%	6/1/2011	6,000	6,540,000
Tommy Hilfiger USA, Inc.^	6.85%	6/1/2008	10,000	10,425,000
Total				38,415,000

Auto Loans 0.44%
Ford Motor Credit Corp.^	7.25%	10/25/2011	35,000	37,927,400

Auto Parts & Equipment 2.41%
Advanced Accessory System^	10.75%	6/15/2011	7,000	6,615,000
Arvin Meritor, Inc.^	8.75%	3/1/2012	15,000	16,687,500
Collins & Aikman Products Co.^	10.75%	12/31/2011	10,000	10,050,000
Cummins, Inc.^	9.50%	12/1/2010	16,650	19,314,000
Dana Corp.	10.125%	3/15/2010	15,000	17,100,000
Delco Remy Int’l., Inc.	5.60%#	4/15/2009	4,000	4,040,000
Delco Remy Int’l., Inc.	11.00%	5/1/2009	26,600	28,063,000
Dura Operating Corp.^	9.00%	5/1/2009	20,000	17,900,000
Eagle-Picher, Inc.	9.75%	9/1/2013	10,000	10,250,000
Goodyear Tire & Rubber Co.	7.857%	8/15/2011	15,000	14,212,500
Stanadyne Corp.+	10.00%	8/15/2014	8,800	9,196,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Tenneco Automotive, Inc.^	10.25%	7/15/2013	$5,000	$5,725,000
Tenneco Automotive, Inc.^	11.625%	10/15/2009	23,500	24,910,000
TRW Automotive, Inc.^	11.00%	2/15/2013	18,254	21,813,530
Total				205,876,530

Automotive 0.50%
General Motors Corp.^	7.20%	1/15/2011	30,000	31,812,150
Navistar Int’l. Corp.^	7.50%	6/15/2011	10,000	10,725,000
Venture Holding Trust(b)	9.50%	7/1/2005	10,000	450,000
Total				42,987,150

Banking 0.42%
Regions Financial Corp.	7.00%	3/1/2011	14,000	16,099,692
Wells Fargo & Co.	5.10%#	5/6/2018	20,000	20,219,460
Total				36,319,152

Beverage 0.17%
Le-Nature’s, Inc.+	10.00%	6/15/2013	13,500	14,445,000

Building & Construction 1.03%
Beazer Homes USA, Inc.	6.50%	11/15/2013	15,000	15,375,000
Beazer Homes USA, Inc.	8.375%	4/15/2012	8,250	9,157,500
D. R. Horton, Inc.^	6.875%	5/1/2013	5,100	5,597,250
Lennar Corp.^	7.625%	3/1/2009	15,000	17,003,985
Schuler Homes, Inc.	9.375%	7/15/2009	15,000	16,500,000
Shaw Group, Inc.^	10.75%	3/15/2010	12,000	12,660,000
William Lyon Homes, Inc.	10.75%	4/1/2013	10,000	11,600,000
Total				87,893,735

Building Materials 1.00%
Ainsworth Lumber Co. Ltd.+(a)	7.25%	10/1/2012	5,000	5,075,000
American Standard Cos., Inc.^	7.625%	2/15/2010	5,000	5,687,500
American Standard Cos., Inc.	8.25%	6/1/2009	30,000	34,650,000
Jacuzzi Brands, Inc.	9.625%	7/1/2010	27,500	30,525,000
Texas Industries, Inc.	10.25%	6/15/2011	8,000	9,240,000
Total				85,177,500

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Chemicals 3.10%
Airgas, Inc.^	6.25%	7/15/2014	$10,000	$10,050,000
Airgas, Inc.	7.75%	9/15/2006	5,000	5,325,000
Crompton Corp.+	9.875%	8/1/2012	20,000	21,100,000
Ferro Corp.	9.125%	1/1/2009	12,000	13,747,464
Hercules, Inc.+	6.75%	10/15/2029	25,000	25,625,000
Huntsman ICI Chemicals LLC^	10.125%	7/1/2009	2,500	2,637,500
Huntsman Int’l. Holdings LLC	Zero Coupon	12/31/2009	32,300	17,280,500
Huntsman LLC+^	11.50%	7/15/2012	7,850	8,703,687
IMC Global, Inc.^	11.25%	6/1/2011	35,000	41,475,000
Lyondell Chemical Co.^	9.625%	5/1/2007	21,450	23,460,938
Methanex Corp.^(a)	8.75%	8/15/2012	3,250	3,753,750
Nalco Co.^	8.875%	11/15/2013	12,500	13,500,000
Nova Chemicals(a)	6.50%	1/15/2012	10,000	10,375,000
Rhodia S.A.^(a)	8.875%	6/1/2011	40,000	35,000,000
Rockwood Specialties Corp.^	10.625%	5/15/2011	4,000	4,420,000
Terra Capital, Inc.	11.50%	6/1/2010	20,000	22,700,000
United Industries Corp.^	9.875%	4/1/2009	6,000	6,300,000
Total				265,453,839

Computer Hardware 0.13%
Seagate Technologies (U.S.) Holdings, Inc.^(a)	8.00%	5/15/2009	10,500	11,235,000

Consumer Products 1.03%
Aearo Corp.	8.25%	4/15/2012	7,500	7,687,500
Elizabeth Arden, Inc.^	7.75%	1/15/2014	25,000	26,375,000
Playtex Products, Inc.^	9.375%	6/1/2011	21,000	21,630,000
Rayovac Corp.^	8.50%	10/1/2013	30,000	32,700,000
Total				88,392,500

Diversified Capital Goods 0.76%
Blount, Inc.	8.875%	8/1/2012	5,375	5,737,812
J.B. Poindexter & Co., Inc.+	8.75%	3/15/2014	11,125	11,820,313
Sensus Metering Systems, Inc.	8.625%	12/15/2013	20,000	20,500,000
Trimas Corp.	9.875%	6/15/2012	7,000	7,297,500
Trinity Industries, Inc.	6.50%	3/15/2014	20,000	19,800,000
Total				65,155,625

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Electric - Generation 2.85%
AES Corp.^	7.75%	3/1/2014	$19,000	$19,712,500
AES Corp.+	8.75%	5/15/2013	15,000	16,987,500
AES Corp.	9.50%	6/1/2009	15,000	16,837,500
AES Gener S.A.+(a)	7.50%	3/25/2014	6,750	6,817,500
Calpine Corp.^	7.875%	4/1/2008	20,000	13,600,000
Calpine Corp.+^	8.50%	7/15/2010	15,000	11,550,000
Calpine Generating Co.+	11.50%	4/1/2011	10,000	8,800,000
Dynegy Holdings, Inc.^	6.875%	4/1/2011	12,000	11,490,000
Dynegy Holdings, Inc.+	10.125%	7/15/2013	40,000	46,200,000
NRG Energy, Inc.+^	8.00%	12/15/2013	45,000	48,431,250
Reliant Resources, Inc.^	9.50%	7/15/2013	40,000	43,650,000
Total				244,076,250

Electric - Integrated 1.83%
Duke Energy Corp.^	5.375%	1/1/2009	12,000	12,639,096
Midwest Generation, LLC/
Midwest Finance Corp.	8.75%	5/1/2034	25,000	27,375,000
Mission Energy Holding Co.^	13.50%	7/15/2008	16,000	20,320,000
PG&E Corp.^	4.80%	3/1/2014	25,000	24,860,650
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	13,151,436
PSEG Energy Holdings, Inc.^	8.50%	6/15/2011	10,000	11,325,000
PSEG Energy Holdings, Inc.^	8.625%	2/15/2008	15,000	16,612,500
TECO Energy, Inc.^	7.50%	6/15/2010	27,500	29,837,500
Total				156,121,182

Electronics 1.73%
Amkor Technology, Inc.^	7.125%	3/15/2011	9,895	8,163,375
Amkor Technology, Inc.^	7.75%	5/15/2013	12,000	9,900,000
Communications & Power Industries, Inc.	8.00%	2/1/2012	25,000	26,250,000
Corning, Inc.^	5.90%	3/15/2014	12,000	11,789,124
Corning, Inc.	8.30%	4/4/2025	15,000	15,702,765
Freescale Semiconductor, Inc.+	4.38%#	7/15/2009	19,650	20,239,500
Freescale Semiconductor, Inc.+^	7.125%	7/15/2014	25,000	26,125,000
Sanmina Corp.^	10.375%	1/15/2010	15,000	17,231,250
SBA Telecommunications Corp.**^	0.00%/9.75%	12/15/2007 & 2011	15,000	12,225,000
Total				147,626,014

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Energy - Exploration & Production 2.71%
Chesapeake Energy Corp.^	6.875%	1/15/2016	$5,000	$5,250,000
Chesapeake Energy Corp.+	7.00%	8/15/2014	5,500	5,843,750
Chesapeake Energy Corp.^	7.50%	6/15/2014	11,000	12,072,500
Chesapeake Energy Corp.	7.75%	1/15/2015	20,000	21,900,000
Chesapeake Energy Corp.	8.375%	11/1/2008	5,000	5,475,000
El Paso Production Holding Co.	7.75%	6/1/2013	46,000	46,345,000
Energy Partners Ltd.	8.75%	8/1/2010	12,000	13,080,000
EXCO Resources, Inc.^	7.25%	1/15/2011	31,000	33,015,000
Forest Oil Corp.^	7.75%	5/1/2014	10,000	10,925,000
Forest Oil Corp.	8.00%	6/15/2008	15,000	16,650,000
Houston Exploration Co.^	7.00%	6/15/2013	15,500	16,313,750
KCS Energy Services, Inc.	7.125%	4/1/2012	11,500	12,075,000
Magnum Hunter Resources Corp.^	9.60%	3/15/2012	7,592	8,616,920
Range Resources Corp.^	7.375%	7/15/2013	22,925	24,185,875
Total				231,747,795

Environmental 0.39%
Allied Waste North America, Inc.	5.75%	2/15/2011	15,000	14,325,000
Allied Waste North America, Inc.^	6.125%	2/15/2014	12,500	11,718,750
Allied Waste North America, Inc.^	6.50%	11/15/2010	7,000	6,965,000
Total				33,008,750

Food & Drug Retailers 1.66%
Ahold Finance USA, Inc.	8.25%	7/15/2010	8,750	9,909,375
Ingles Markets, Inc.^	8.875%	12/1/2011	21,500	23,273,750
Jean Coutu Group (PJC) Inc. (The)+^(a)	8.50%	8/1/2014	18,500	18,453,750
Rite Aid Corp.^	6.875%	8/15/2013	30,000	26,400,000
Rite Aid Corp.	8.125%	5/1/2010	32,150	33,918,250
Roundy’s, Inc.	8.875%	6/15/2012	10,000	10,825,000
Stater Brothers Holdings Inc.	8.125%	6/15/2012	18,250	19,116,875
Total				141,897,000

Food - Wholesale 2.33%
American Seafood Group LLC	10.125%	4/15/2010	11,500	12,305,000
B&G Foods, Inc.	9.625%	8/1/2007	3,000	3,078,000
Chiquita Brands Int’l.+	7.50%	11/1/2014	23,000	23,115,000
Corn Products Int’l., Inc.	8.25%	7/15/2007	20,000	22,150,000
Corn Products Int’l., Inc.	8.45%	8/15/2009	6,000	6,900,000
Del Monte Corp.^	8.625%	12/15/2012	10,000	11,175,000
Del Monte Corp.	9.25%	5/15/2011	15,000	16,575,000
Dole Food Co.	8.75%	7/15/2013	20,000	22,225,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Dole Food Co.^	8.875%	3/15/2011	$16,000	$17,480,000
Land O’Lakes, Inc.	8.75%	11/15/2011	7,000	6,580,000
Land O’Lakes, Inc.+	9.00%	12/15/2010	18,850	19,721,813
Michael Foods, Inc.	8.00%	11/15/2013	15,000	15,787,500
Pinnacle Foods Holding Corp.+	8.25%	12/1/2013	2,900	2,747,750
Pinnacle Foods Holding Corp.+	8.25%	12/1/2013	20,525	19,447,437
Total				199,287,500

Forestry/Paper 3.44%
Abitibi-Consolidated, Inc.^(a)	8.55%	8/1/2010	27,500	29,631,250
Bowater, Inc.^	6.50%	6/15/2013	26,625	25,967,336
Buckeye Technologies, Inc.^	8.00%	10/15/2010	21,000	20,685,000
Georgia-Pacific Corp.	8.125%	6/15/2023	16,000	16,520,000
Georgia-Pacific Corp.	8.25%	3/1/2023	36,000	37,260,000
Jefferson Smurfit Corp.^	7.50%	6/1/2013	20,000	21,200,000
Jefferson Smurfit Corp.^	8.25%	10/1/2012	10,000	11,075,000
JSG Funding plc(a)	9.625%	10/1/2012	14,500	16,457,500
Longview Fibre Co.^	10.00%	1/15/2009	11,500	12,592,500
Newark Group, Inc.+	9.75%	3/15/2014	11,500	11,902,500
Norske Skog Canada Ltd.^(a)	7.375%	3/1/2014	15,000	15,750,000
Stone Container Corp.^	8.375%	7/1/2012	4,000	4,430,000
Stone Container Corp.^	9.75%	2/1/2011	17,000	18,912,500
Stone Container Finance Co. of Canada II+(a)	7.375%	7/15/2014	2,350	2,473,375
Tembec Industries, Inc.^(a)	7.75%	3/15/2012	15,000	15,150,000
Tembec Industries, Inc.^(a)	8.625%	6/30/2009	21,500	22,145,000
Temple-Inland, Inc.	7.875%	5/1/2012	10,000	11,827,800
Total				293,979,761

Gaming 4.48%
Aztar Corp.+	7.875%	6/15/2014	10,000	10,650,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Boyd Gaming Corp.^	8.75%	4/15/2012	$17,000	$19,040,000
Hard Rock Hotel, Inc.^	8.875%	6/1/2013	33,000	35,722,500
Harrah’s Operating Co., Inc.^	5.375%	12/15/2013	10,000	9,991,970
Harrah’s Operating Co., Inc.	7.50%	1/15/2009	25,000	27,994,800
Isle of Capri Casinos, Inc.^	7.00%	3/1/2014	26,050	26,310,500
Isle of Capri Casinos, Inc.^	9.00%	3/15/2012	19,650	21,909,750
Mandalay Resorts Group^	9.375%	2/15/2010	20,000	23,100,000
MGM Mirage, Inc.+	6.75%	9/1/2012	29,150	30,316,000
Mohegan Tribal Gaming Authority^	8.00%	4/1/2012	10,000	11,100,000
Park Place Entertainment Corp.^	8.125%	5/15/2011	15,000	17,400,000
Park Place Entertainment Corp.	9.375%	2/15/2007	23,500	26,261,250
Penn National Gaming, Inc.	6.875%	12/1/2011	25,875	26,780,625
Premier Entertainment Biloxi	10.75%	2/1/2012	1,900	2,014,000
River Rock Entertainment	9.75%	11/1/2011	15,700	16,602,750
Seneca Gaming Corp.+^	7.25%	5/1/2012	4,500	4,668,750
Station Casinos, Inc.^	6.50%	2/1/2014	30,500	31,186,250
Turning Stone Casino Resort+	9.125%	12/15/2010	12,000	13,020,000
Venetian Casino Resort LLC	11.00%	6/15/2010	25,000	29,062,500
Total				383,131,645

Gas Distribution 1.42%
El Paso Corp.^	7.00%	5/15/2011	25,000	24,250,000
Ferrellgas Partners, L.P.^	6.75%	5/1/2014	15,000	15,375,000
Ferrellgas Partners, L.P.	8.75%	6/15/2012	9,350	10,331,750
Sonat, Inc.^	7.625%	7/15/2011	18,000	17,820,000
Suburban Propane Partners, L.P.^	6.875%	12/15/2013	20,000	20,700,000
Williams Cos., Inc. (The)^	7.875%	9/1/2021	30,000	33,450,000
Total				121,926,750

Health Services 4.67%
Alliance Imaging Inc.^	10.375%	4/15/2011	10,000	10,912,500
Ameripath, Inc.^	10.50%	4/1/2013	15,000	15,375,000
Ardent Health Services Inc.	10.00%	8/15/2013	14,250	14,677,500
Beverly Enterprises, Inc.+	7.875%	6/15/2014	15,000	16,125,000
Coventry Healthcare, Inc.	8.125%	2/15/2012	15,000	16,725,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Fisher Scientific Int’l., Inc.	8.00%	9/1/2013	$10,000	$11,250,000
Fresenius Medical Care Capital Trust II^	7.875%	2/1/2008	20,000	21,900,000
Hanger Orthopedic Group, Inc.^	10.375%	2/15/2009	10,000	9,250,000
Healthsouth Corp.	8.375%	10/1/2011	20,000	19,975,000
Healthsouth Corp.	10.75%	10/1/2008	15,000	15,656,250
Mariner Healthcare, Inc.+	8.25%	12/15/2013	10,000	10,800,000
Medex, Inc.	8.875%	5/15/2013	36,000	39,420,000
National Nephrology Associates, Inc.+	9.00%	11/1/2011	9,000	10,451,250
PacifiCare Health System, Inc.	10.75%	6/1/2009	22,750	26,333,125
PerkinElmer, Inc.^	8.875%	1/15/2013	25,750	29,226,250
Prime Medical Services, Inc.	8.75%	4/1/2008	9,150	9,195,750
Rotech Healthcare, Inc.	9.50%	4/1/2012	15,500	16,662,500
Senior Housing Trust	8.625%	1/15/2012	10,000	11,175,000
Tenet Healthcare Corp.	7.375%	2/1/2013	46,000	43,470,000
Tenet Healthcare Corp.+^	9.875%	7/1/2014	5,000	5,250,000
Triad Hospitals, Inc.^	7.00%	11/15/2013	20,000	20,450,000
Vanguard Health Holding Co. II LLC+	9.00%	10/1/2014	15,325	15,439,938
Ventas Realty L.P./Veritas Capital Corp.	8.75%	5/1/2009	8,750	9,800,000
Total				399,520,063

Hotels 1.23%
FelCor Lodging Trust, Inc.^	9.00%	6/1/2011	20,000	22,100,000
Hilton Hotels Corp.^	8.25%	2/15/2011	12,000	14,235,000
HMH Properties, Inc.	7.875%	8/1/2008	5,447	5,630,836
Host Marriott L.P.+	7.00%	8/15/2012	20,000	21,150,000
Host Marriott L.P.^	9.25%	10/1/2007	25,000	28,125,000
John Q. Hammons Hotels, Inc.^	8.875%	5/15/2012	12,500	14,000,000
Total				105,240,836

Household & Leisure Products 0.28%
Fedders North America, Inc.^	9.875%	3/1/2014	22,250	18,634,375
Remington Arms Co.	10.50%	2/1/2011	5,225	4,989,875
Total				23,624,250

Integrated Energy 0.06%
Pecom Energia S.A.+(a)	9.00%	1/30/2007	5,000	5,300,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Investments & Misc Financial Services 1.28%
Dow Jones CDX HY+^(d)	7.75%	12/29/2009	$85,000	$86,168,750
GATX Financial Corp.^	8.875%	6/1/2009	20,000	23,240,140
Total				109,408,890

Leisure 0.75%
Gaylord Entertainment Co.	8.00%	11/15/2013	31,000	32,782,500
Six Flags, Inc.^	9.50%	2/1/2009	22,250	21,860,625
Universal City Development Partners, Ltd.	11.75%	4/1/2010	8,000	9,360,000
Total				64,003,125

Machinery 1.12%
Agco Corp.	9.50%	5/1/2008	10,000	10,850,000
Briggs & Stratton Corp.	8.875%	3/15/2011	15,000	17,981,250
Case New Holland, Inc.+	9.25%	8/1/2011	12,300	13,837,500
Dresser, Inc.^	9.375%	4/15/2011	20,000	22,100,000
JLG Industries, Inc.^	8.25%	5/1/2008	15,000	16,050,000
Manitowoc Co., Inc.^	7.125%	11/1/2013	10,000	10,625,000
Westinghouse Air Brake Co.	6.875%	7/31/2013	4,500	4,635,000
Total				96,078,750

Media - Broadcast 2.90%
Allbritton Communications Co.^	7.75%	12/15/2012	65,000	67,600,000
Chancellor Media Corp. of Los Angeles	8.00%	11/1/2008	3,750	4,256,347
Clear Channel Communications, Inc.^	4.625%	1/15/2008	20,000	20,382,400
Clear Channel Communications, Inc.^	7.65%	9/15/2010	18,500	21,136,417
Emmis Operating Co.	6.875%	5/15/2012	30,000	31,275,000
Fisher Communications, Inc.+	8.625%	9/15/2014	4,000	4,180,000
Lin Television Corp.^	6.50%	5/15/2013	10,075	10,352,062
Paxson Communications Co.	10.75%	7/15/2008	47,000	47,470,000
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	5,000	5,212,500
Sinclair Broadcast Group, Inc.	8.75%	12/15/2011	10,000	10,900,000
TV Azteca, S.A. de C.V.^(a)	10.50%	2/15/2007	25,000	25,625,000
Total				248,389,726

Media - Cable 4.92%
Century Communications Corp.(b)	8.375%	12/15/2007	8,000	8,490,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Century Communications Corp.^(b)	9.50%	3/1/2005	$39,000	$41,925,000
Charter Communications Holdings^	10.00%	4/1/2009	50,000	40,750,000
Charter Communications Holdings, II^	10.25%	9/15/2010	20,000	20,525,000
Comcast Corp.	5.85%	1/15/2010	15,000	15,982,065
CSC Holdings, Inc.+	6.75%	4/15/2012	11,250	11,334,375
CSC Holdings, Inc.	8.125%	8/15/2009	22,800	24,339,000
DirecTV Holdings LLC	8.375%	3/15/2013	26,000	29,705,000
Echostar DBS Corp.^	6.375%	10/1/2011	17,500	17,806,250
Echostar DBS Corp.^	9.125%	1/15/2009	10,000	11,175,000
Frontiervision L.P.(b)	11.875%	9/15/2007	10,000	12,575,000
Frontiervision L.P.(b)	11.875%	9/15/2007	20,000	25,150,000
Globo Communicacoes e Participacoes S.A.+(a)(b)	10.625%	12/5/2008	20,000	14,500,000
Insight Communications Co., Inc.**	0.00%/12.25%	2/15/2006 & 2011	60,000	56,400,000
Mediacom Communications Corp.^	8.50%	4/15/2008	35,000	35,962,500
Mediacom Communications Corp.^	9.50%	1/15/2013	40,000	38,700,000
Renaissance Media Group LLC	10.00%	4/15/2008	15,000	15,525,000
Total				420,844,190

Media - Diversified 0.19%
Block Communications, Inc.	9.25%	4/15/2009	15,000	15,937,500

Media - Services 0.43%
Interpublic Group of Cos., Inc. (The)^	7.25%	8/15/2011	10,000	10,975,370
Warner Music Group+^	7.375%	4/15/2014	25,000	26,000,000
Total				36,975,370

Metals/Mining Excluding Steel 0.61%
Century Aluminum Co.+	7.50%	8/15/2014	5,550	5,869,125
Foundation PA Coal Co.+	7.25%	8/1/2014	7,300	7,792,750
Neenah Corp.+	13.00%	9/30/2013	5,000	5,175,000
Peabody Energy Corp.^	5.875%	4/15/2016	15,000	14,887,500
Peabody Energy Corp.^	6.875%	3/15/2013	7,500	8,137,500
Timken Co. (The)	5.75%	2/15/2010	10,000	10,384,280
Total				52,246,155

Non-Electric Utilities 0.17%
Semco Energy, Inc.	7.75%	5/15/2013	13,225	14,316,063

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Non-Food & Drug Retailers 1.59%
Cole National Group	8.875%	5/15/2012	$15,000	$17,062,500
Couche-Tard U.S. L.P.^(a)	7.50%	12/15/2013	14,000	14,980,000
J. Crew Intermediate LLC**	0.00%/16.00%	11/15/2005 & 5/15/2008	6,875	6,325,000
J.C. Penney Co., Inc.^	7.95%	4/1/2017	20,750	24,070,000
J.C. Penney Co., Inc.	8.00%	3/1/2010	17,000	19,443,750
Saks, Inc.^	7.375%	2/15/2019	24,250	24,371,250
Saks, Inc.^	9.875%	10/1/2011	25,000	29,875,000
Total				136,127,500

Office Equipment 0.24%
Xerox Corp.	6.875%	8/15/2011	14,000	14,700,000
Xerox Corp.^	9.75%	1/15/2009	5,000	5,850,000
Total				20,550,000

Oil Field Equipment & Services 0.80%
Hanover Compressor Co.	8.625%	12/15/2010	12,075	13,161,750
Hanover Compressor Co. (d)	9.00%	6/1/2014	6,150	6,780,375
J. Ray McDermott, S.A.+	11.00%	12/15/2013	8,000	8,740,000
Key Energy Services, Inc.	6.375%	5/1/2013	12,000	11,940,000
Key Energy Services, Inc.	8.375%	3/1/2008	13,500	14,310,000
Parker Drilling Co.^	10.125%	11/15/2009	4,369	4,658,446
Pride Int’l., Inc.+	7.375%	7/15/2014	8,000	8,920,000
Total				68,510,571

Packaging 2.91%
AEP Industries, Inc.^	9.875%	11/15/2007	7,500	7,678,125
Anchor Glass Container Corp.^	11.00%	2/15/2013	15,000	17,175,000
BWAY Corp.^	10.00%	10/15/2010	25,000	27,500,000
Constar Int’l., Inc.^	11.00%	12/1/2012	12,000	11,400,000
Crown Cork & Seal, Inc.^	7.375%	12/15/2026	40,000	35,800,000
Graham Packaging Co., Inc.+(c)	8.50%	10/15/2012	7,500	7,687,500
Graham Packaging Co., Inc.^	10.75%	1/15/2009	10,425	10,868,062
Owens-Brockway Glass Container Inc.^	7.75%	5/15/2011	34,700	37,129,000
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	45,000	49,162,500
Owens Illinois, Inc.	7.50%	5/15/2010	10,000	10,275,000
Plastipak Holdings, Inc.^	10.75%	9/1/2011	6,500	7,280,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Portola Packaging, Inc.^	8.25%	2/1/2012	$14,475	$11,435,250
Solo Cup Co.^	8.50%	2/15/2014	10,000	9,900,000
Vitro Envases Norteamerica+(a)	10.75%	7/23/2011	6,000	5,910,000
Total				249,200,437

Pharmaceuticals 0.48%
Alpharma Inc.+	8.625%	5/1/2011	25,000	25,750,000
Biovail Corp.^(a)	7.875%	4/1/2010	15,000	15,375,000
Total				41,125,000

Printing & Publishing 1.92%
American Color Graphics, Inc.^	10.00%	6/15/2010	15,000	11,625,000
American Media, Inc.^	10.25%	5/1/2009	5,000	5,287,500
Dex Media, Inc.**^	0.00%/9.00%	11/15/2008 & 2013	15,000	11,062,500
Dex Media, Inc.^	8.00%	11/15/2013	25,000	26,375,000
Dex Media West^	9.875%	8/15/2013	25,394	29,964,920
Houghton Mifflin Co.**^	0.00%/11.50%	10/15/2008 & 2013	12,000	7,320,000
Houghton Mifflin Co.^	9.875%	2/1/2013	35,000	36,925,000
Primedia, Inc.^	8.875%	5/15/2011	23,425	23,542,125
R.H. Donnelley Finance Corp. I	10.875%	12/15/2012	10,000	12,175,000
Total				164,277,045

Railroads 0.34%
Union Pacific Corp.^	3.625%	6/1/2010	30,500	29,437,441

Restaurants 0.49%
Advantica Restaurant Group, Inc.	11.25%	1/15/2008	7,000	7,297,500
Denny’s Corp./Denny’s Holdings Inc.+(c)	10.00%	10/1/2012	5,275	5,321,156
Domino’s, Inc.	8.25%	7/1/2011	3,980	4,328,250
Friendly Ice Cream Corp.^	8.375%	6/15/2012	15,000	14,475,000
O’Charley’s, Inc.^	9.00%	11/1/2013	10,000	10,550,000
Total				41,971,906

Software/Services 0.33%
Electronic Data Systems Corp.^	6.00%	8/1/2013	20,000	20,206,020
Unisys Corp.^	6.875%	3/15/2010	8,000	8,380,000
Total				28,586,020

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Steel Producers/Products 0.52%
AK Steel Corp.	7.75%	6/15/2012	$15,000	$14,737,500
Armco, Inc.	9.00%	9/15/2007	19,000	19,237,500
International Steel Group, Inc.+	6.50%	4/15/2014	10,555	10,607,775
Total				44,582,775

Support - Services 1.35%
Iron Mountain, Inc.^	6.625%	1/1/2016	25,000	24,500,000
Iron Mountain, Inc.^	7.75%	1/15/2015	42,000	44,730,000
Iron Mountain, Inc.	8.625%	4/1/2013	15,000	16,350,000
Johnson Diversey Holdings, Inc.**^	0.00%/10.67%	5/15/2007 & 2013	12,000	9,960,000
Johnson Diversey, Inc.	9.625%	5/15/2012	9,000	10,125,000
United Rentals North America, Inc.^	7.75%	11/15/2013	10,850	10,226,125
Total				115,891,125

Telecom - Fixed Line 0.41%
Level 3 Communications, Inc.	11.25%	3/15/2010	15,000	10,950,000
Level 3 Financing, Inc.+	10.75%	10/15/2011	20,000	16,950,000
Time-Warner Telecom, Inc.^	10.125%	2/1/2011	7,000	6,755,000
Total				34,655,000

Telecom - Integrated/Services 2.68%
Cincinnati Bell, Inc.	8.375%	1/15/2014	25,000	22,937,500
Eircom Funding^(a)	8.25%	8/15/2013	4,770	5,247,000
MCI, Inc.	5.908%	5/1/2007	18,013	17,900,419
MCI, Inc.	6.688%	5/1/2009	18,013	17,405,061
MCI, Inc.^	7.735%	5/1/2014	15,440	14,668,000
Qwest Capital Funding	7.90%	8/15/2010	63,000	58,432,500
Qwest Communications Int’l., Inc.+	5.211%#	2/15/2009	17,000	16,277,500
Qwest Communications Int’l., Inc.+^	7.25%	2/15/2011	16,500	15,716,250
Qwest Corp.+	7.875%	9/1/2011	9,000	9,382,500
Qwest Services Corp.+	14.00%#	12/15/2010	31,800	37,285,500
Telefonica de Argentina S.A.^(a)	9.125%	11/7/2010	13,500	13,635,000
Total				228,887,230

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Telecom - Wireless 2.84%
Airgate PCS, Inc.+	9.375%	9/1/2009	$5,000	$5,100,000
Airgate PCS, Inc.^	9.375%	9/1/2009	9,000	9,179,898
Alamosa Delaware, Inc.	11.00%	7/31/2010	20,000	22,750,000
American Cellular Corp.^	10.00%	8/1/2011	6,500	5,297,500
Centennial Communications Corp.^	10.125%	6/15/2013	35,000	37,012,500
Crown Castle Int’l. Corp.	10.75%	8/1/2011	20,000	22,350,000
Dobson Communications Corp.	8.875%	10/1/2013	20,000	13,000,000
Dobson Communications Corp.	10.875%	7/1/2010	15,000	10,875,000
Nextel Communications, Inc.^	6.875%	10/31/2013	8,000	8,360,000
Nextel Partners, Inc.^	8.125%	7/1/2011	27,200	28,968,000
Rogers Wireless, Inc.(a)	9.625%	5/1/2011	5,000	5,600,000
Rural Cellular Corp.^	9.75%	1/15/2010	24,650	21,568,750
TeleCorp PCS, Inc.	10.625%	7/15/2010	16,000	17,774,512
Tritel PCS, Inc.	10.375%	1/15/2011	9,301	10,616,078
Ubiquitel Operating Co.+(c)	9.875%	3/1/2011	4,750	4,969,687
Voicestream Wireless Corp.^	10.375%	11/15/2009	6,586	6,997,625
Western Wireless Corp.^	9.25%	7/15/2013	12,500	12,812,500
Total				243,232,050

Telecommunications Equipment 0.27%
Lucent Technologies, Inc.^	6.45%	3/15/2029	15,610	12,722,150
Motorola, Inc.^	5.80%	10/15/2008	10,000	10,669,110
Total				23,391,260

Theaters & Entertainment 0.60%
AMC Entertainment, Inc.+	8.00%	3/1/2014	25,000	23,625,000
Carmike Cinemas, Inc. Class A^	7.50%	2/15/2014	11,325	11,523,188
Cinemark USA, Inc.	9.00%	2/1/2013	10,000	11,225,000
Loews Cineplex+	9.00%	8/1/2014	4,400	4,565,000
Total				50,938,188

Transportation Excluding Air/Rail 0.26%
CHC Helicopter Corp.(a)	7.375%	5/1/2014	12,000	12,570,000
Horizon Lines LLC+	9.00%	11/1/2012	4,200	4,452,000
Offshore Logistics, Inc.^	6.125%	6/15/2013	5,525	5,635,500
Total				22,657,500
Total High Yield Corporate Notes & Bonds (cost $5,895,945,549)				6,175,523,544

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION 0.25%

Credit Suisse First Boston
(cost $19,511,860)	6.30%	11/11/2030	$20,000	$21,802,778

U.S. TREASURY OBLIGATION 0.24%

U.S. Treasury Note (cost $20,359,230)	6.75%	5/15/2005	20,000	20,579,700

Total Long-Term Investments (cost $7,734,946,604)				8,100,753,503

See Notes to Schedule of Investments.

Investments	Shares	Value
	(000)
SHORT-TERM INVESTMENTS 22.35%

Collateral for Securities on Loan 17.89%
State Street Navigator Securities Lending
Prime Portfolio, 1.64% (e)	1,530,644	$1,530,643,934

	Principal Amount
	(000)
Repurchase Agreement 4.46%

Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $45,890,000 of Federal Farm Credit Bank at 2.50% due 3/15/2006 and $93,950,000 of Federal Home Loan Bank from zero coupon to 2.625% due from 8/29/2005 to 5/15/2007 and $136,870,000 of Federal Home Loan Mortgage Corp. from 2.01% to 4.00% due from 11/15/2004 to 9/22/2009 and $100,215,000 of Federal National Mortgage Assoc. from zero coupon to 6.00% due from 5/9/2005 to 5/15/2008 and $7,215,000 of United States Treasury Note at 2.00% due 1/15/2014; value: $389,480,755; proceeds: $381,833,398

	$381,818	381,818,020
Total Short-Term Investments (cost $1,912,461,954)		1,912,461,954

Total Investments in Securities 117.03% (cost $9,647,408,558)		10,013,215,457

Liabilities in Excess of Cash and Other Assets (17.03%)		(1,456,928,944)

Net Assets 100.00%		$8,556,286,513

*      Non-income producing security.

**   Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

+      Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

#      Variable rate security.   The interest rate represents the rate at September 30, 2004.

^      Security (or a portion of security) on loan.  As of September 30, 2004, the value of securities loaned for the Fund is $1,501,323,075.  These loans are collateralized by cash of $1,530,643,934 which is invested in a restricted money market account.

(a)   Foreign security traded in U.S. dollars.

(b)   Defaulted security.

(c)   Security purchased on a when-issued basis.

(d)   Private placement.

(e)   Rate shown reflects 7 day yield as of September 30, 2004.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company.  The Fund was incorporated under Maryland law on January 23, 1976.  The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when recorded.

(d)  Securities Lending- The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(e)  Repurchase Agreements- The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)   Structured Securities-  The Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the reference may produce an increase or decrease in the interest rate or the value of the security at maturity.

(g)  When-Issued or Forward Transactions- The Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.   FEDERAL TAX INFORMATION

As of September 30, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$9,647,408,558
Gross unrealized gain	515,132,119
Gross unrealized loss	(149,325,220)
Net unrealized security gain	$365,806,899

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security.  Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities.  The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk.  Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.  These factors can affect Fund performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of November 18, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     LORD ABBETT BOND-DEBENTURE FUND, INC.

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 18, 2004

_____________________________

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 18, 2004